INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENTS
Schedule of long-term investments	The Company’s long-term investments are consisted of the following (RMB in millions):

	2019	2020
Debt investments	17,604	18,213
Equity investments	33,674	29,730

	51,278	47,943

Summary of available-for sale investments by major security type
Available-for-sale
debt investments
The following table summarizes the Company’s
available-for-sale
debt investments (RMB in millions):

	2019	2020
Cost, after adjusted with other-than-temporary impairment	2,693	3,134
Gross Unrealized Gains, including foreign exchange adjustment	257	173
Gross Unrealized Losses, including foreign exchange adjustment	(402)	(451)

Fair Value	2,548	2,856

Schedule of equity securities with readily determinable fair values
The following table summarizes the Company’s equity securities with readily determinable fair values (RMB in millions):

	2019	2020
Cost, after adjusted with other-than-temporary impairment	4,406	4,765
Gross Unrealized Gains, including foreign exchange adjustment	6,052	6,309
Gross Unrealized Losses, including foreign exchange adjustment	(421)	(839)

Fair Value	10,037	10,235

Schedule of financial information of investees
The Company summarizes the condensed financial information of the Company’s equity method investments as a group below in compliance
with Rule
4-08
of Regulation
S-X
(RMB in millions).

	2018	2019	2020
	equity investments	equity investments	MakeMyTrip	other equity investments
Operating data:

Revenue	17,429	28,423	1,883	19,704
Gross profit	11,513	17,608	1,377	8,670
Income/(loss) from operations	294	2,590	(991)	(805)
Net income/(loss)	990	970	(2,864)	(1,631)
Net loss attributable to equity method investments	(81)	(440)	(1,459)	(389)
Add: Equity dilution impact	7	93	92	68
Add: Gain from disposal of equity method investments	42	—	—	—

Equity in loss of affiliates	(32)	(347)	(1,367)	(322)

	2018	2019	2020
	equity investments	equity investments	MakeMyTrip	other equity investments
Balance sheet data:
Current assets	26,612	41,940	1,682	35,004
Long-term assets	37,435	45,968	5,121	37,028
Current liabilities	20,404	31,769	1,100	27,914
Long-term liabilities	12,011	10,677	221	9,054
Non-controlling interests	232	342	24	167